Long-Term Debt - Summary of Partnership's Outstanding Debt Repayable (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Long-Term Debt
2025 (excluding the six months ended June 30, 2025)	$ 133,094
2026	373,724
2027	147,883
2028	114,424
2029	23,386
2030 and thereafter	126,074
Total	918,585	$ 909,653
Sale & Leaseback
Long-Term Debt
2025 (excluding the six months ended June 30, 2025)	7,357
2026	15,060
2027	15,751
2028	16,520
2029	17,232
2030 and thereafter	85,370
Total	157,290
Periodic repayment
Long-Term Debt
2025 (excluding the six months ended June 30, 2025)	44,660
2026	74,461
2027	37,034
2028	19,080
2029	6,154
2030 and thereafter	40,704
Total	222,093
Balloon Repayment
Long-Term Debt
2025 (excluding the six months ended June 30, 2025)	81,077
2026	284,203
2027	95,098
2028	78,824
Total	$ 539,202